The Free Markets ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 96.7%	Shares	Value
Banking - 10.5%
Citizens Financial Group, Inc.	5,130	$353,303
KeyCorp	12,657	273,518
PNC Financial Services Group, Inc.	1,235	295,943
U.S. Bancorp	4,947	304,636
		1,227,400

Consumer Staple Products - 0.5%
Tilray Brands, Inc.(a)	12,046	55,050

Financial Services - 17.3%
Blackstone, Inc.	2,717	389,183
Circle Internet Group, Inc. - Class A(a)	4,042	386,213
Coinbase Global, Inc. - Class A(a)	344	64,713
Federal National Mortgage Association(a)	9,066	55,484
Interactive Brokers Group, Inc. - Class A	5,983	582,086
Robinhood Markets, Inc. - Class A(a)	5,250	550,253
		2,027,932

Health Care - 9.9%
Abbott Laboratories	2,087	230,321
Biogen, Inc.(a)	2,029	439,583
Boston Scientific Corp.(a)	4,465	215,660
Cencora, Inc.	347	112,289
Ensign Group, Inc.	941	162,097
		1,159,950

Industrial Products - 13.3%
Archer Aviation, Inc.(a)	10,584	61,176
Cognex Corp.	3,465	211,226
Deere & Co.	204	133,602
Eaton Corp. PLC	564	226,660
Howmet Aerospace, Inc.	2,031	497,493
Joby Aviation, Inc.(a)	5,986	40,944
Northrop Grumman Corp.	418	225,595
NuScale Power Corp. - Class A(a)	5,371	49,789
Timken Co.	887	106,839
		1,553,324

Industrial Services - 9.8%
Applied Industrial Technologies, Inc.	959	310,697
Comfort Systems USA, Inc.	114	176,201
EMCOR Group, Inc.	695	510,505

FedEx Corp.	181	$59,259
Quanta Services, Inc.	161	97,742
		1,154,404

Materials - 0.5%
Uranium Energy Corp.(a)	4,932	60,368

Oil & Gas - 4.7%
Baker Hughes Co.	1,905	121,063
TechnipFMC PLC	1,699	132,777
Williams Cos., Inc.	4,032	302,601
		556,441

Real Estate - 7.0%
CareTrust REIT, Inc. - REIT	6,017	234,362
Welltower, Inc. - REIT	2,496	589,655
		824,017

Retail & Wholesale - Discretionary - 1.9%
Tractor Supply Co.	6,471	225,838

Retail & Wholesale - Staples - 5.2%
Archer-Daniels-Midland Co.	7,491	608,943

Software & Tech Services - 13.6%
Microsoft Corp.	937	475,331
Oracle Corp.	3,833	571,577
Palantir Technologies, Inc. - Class A(a)	1,739	324,115
Tyler Technologies, Inc.(a)	602	224,076
		1,595,099

Tech Hardware & Semiconductors - 2.5%
Intel Corp.(a)	3,249	290,818

TOTAL COMMON STOCKS (Cost $10,374,581)		11,339,584

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(b)	382,323	382,323

TOTAL SHORT-TERM INVESTMENTS (Cost $382,323)		382,323

TOTAL INVESTMENTS - 100.0% (Cost $10,756,904)		$11,721,907
Other Assets in Excess of Liabilities - 0.0%(c)		4,898
TOTAL NET ASSETS - 100.0%		$11,726,805

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.